Goodwill and Intangible Assets - Estimated future amortization expense of intangible assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
As of March 31,2023
2025 (remainder of 2025)	$ 1,020
2026	4,083	$ 4,006
2027	4,083	4,006
2028	4,083	4,006
2029	4,083	4,006
2029		4,006
Thereafter	13,070	12,423
Total	$ 30,422	$ 32,453